Long-Term Debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	$ 545,774	$ 349,977
Less current installments	38,781	29,269
Long-term debt, excluding current installment and seller's credit	506,993	310,359
Total long-term debt	545,774	349,977
160 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	126,163	132,425
Total long-term debt	126,163	132,425
220 Million Loan Facility [Member] | Windsor Knutsen, Bodil Knutsen, Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	220,000
Total long-term debt	220,000
20 Million Revolver Credit Facility [Member] | Windsor Knutsen, Bodil Knutsen, Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	20,000
Total long-term debt	20,000
120 Million Loan Facility [Member] | Bodil Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		67,615
Total long-term debt		67,615
85 Million Loan Facility [Member] | Windsor Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		52,400
Total long-term debt		52,400
93 Million Loan Facility [Member] | Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		87,188
Total long-term debt		87,188
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	89,187
Total long-term debt	89,187
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	90,424
Total long-term debt	90,424
Seller's Credit [Member]
Debt Instrument [Line Items]
Total long-term debt		10,349
Total long-term debt		$ 10,349